Share capital, Authorized (Details) - shares	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Nov. 05, 2024
Share Capital Authorized [Abstract]
Preferred stock, shares authorized (in shares)			1,000,000
Common stock, shares authorized, unlimited	Unlimited	Unlimited
Preferred stock, shares authorized, unlimited	Unlimited
Common Class A [Member]
Share Capital Authorized [Abstract]
Common stock, shares authorized (in shares)			500,000,000
Common Class B [Member]
Share Capital Authorized [Abstract]
Common stock, shares authorized (in shares)			50,000,000